Share-Based Compensation - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 29, 2020
Share-Based Compensation
Number of units granted	10	10
Dividend yield	0.00%
Common A-2 Units
Share-Based Compensation
Profit interests issued in units	414,894	2,714,850
Participation threshold amount for issuance of profits	$ 0	$ 0
Share-based compensation expense	$ 1,700,000	$ 6,100,000
Common B-1 Units
Share-Based Compensation
Profit interests issued in units	683,889	4,475,029
Number of units granted	683,889	4,475,029
Fair value per share		$ 1.84	$ 29.15
Number of units vested	1,205,975	3,952,943
Number of units unvested		522,086
Share-based compensation expense	$ 143,000,000	$ 7,300,000